MERGER (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
MERGER
Fair Value Of Shares Of Common Stock Issued	$ 3,369,371	$ 3,369,371
Fair Value Of Series B Convertible Preferred Stock Issued At Closing	18,212,960	18,212,960
Total Fair Value Of Consideration Transferred	21,582,331	21,582,331
Tangible Assets Acquired	0	0
Accounts Payable Assumed	(150,000)
Total Identifiable Net Assets	(150,000)	(150,000)
IPR & D Expense Recognized	21,732,331	21,732,331
Total Fair Value Of Consideration	$ 21,582,331	21,582,331
Accounts payable assumed		$ (150,000)